UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Kathleen Tecson-Cook
Title: Manager, Compliance and Administration
Phone: 416-848-1950
Signature, Place and Date of Signing:

Kathleen Tecson-Cook,	Toronto, Ontario, January 27, 2012

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

1.	028-01190 Frank Russell Company


I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		49
Form 13F Information Table Value Total:		$534,287



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AbitibiBowater Inc.            COM              003687209   121400  8093324 SH       SOLE                  8093324
Abbott Laboratories            COM              002824100      683    12200 SH       SOLE                    12200
Archer-Daniels-Midland Co.     COM              039483102    13499   465471 SH       SOLE                   465471
Apache Corp.                   COM              037411105     3870    42527 SH       SOLE                    42527
Avon Products Inc.             COM              054303102    14494   852568 SH       SOLE                   852568
Baxter International Inc.      COM              071813109     4098    83634 SH       SOLE                    83634
Best Buy Co. Inc.              COM              086516101     4703   204486 SH       SOLE                   204486
Becton Dickinson & Co.         COM              075887109     9649   128650 SH       SOLE                   128650
Conagra Foods Inc.             COM              205887102    11803   453959 SH       SOLE                   453959
ConocoPhillips                 COM              20825C104    11296   154739 SH       SOLE                   154739
CVS Caremark Corp.             COM              126650100     9089   221679 SH       SOLE                   221679
Chevron Corp.                  COM              166764100     8423    79465 SH       SOLE                    79465
Du Pont (E.I.) De Nemours      COM              263534109     8045   174893 SH       SOLE                   174893
Dell Inc.                      COM              24702R101    10312   687472 SH       SOLE                   687472
Diamond Offshore Drilling Inc. COM              25271C102    10557   191938 SH       SOLE                   191938
Amdocs Ltd.                    COM              G02602103     7671   264529 SH       SOLE                   264529
Devon Energy Corp.             COM              25179M103     6137    98985 SH       SOLE                    98985
Dreamworks Animation           COM              26153C103     4186   246210 SH       SOLE                   246210
F.N.B. Corp.                   COM              302520101     5041   458278 SH       SOLE                   458278
Corning Inc.                   COM              219350105     5440   418440 SH       SOLE                   418440
GAP Inc.                       COM              364760108     6112   321658 SH       SOLE                   321658
Hewlett-Packard Co.            COM              428236103    18991   730440 SH       SOLE                   730440
Intel Corp.                    COM              458140100    13399   558295 SH       SOLE                   558295
Johnson & Johnson              COM              478160104    14331   217133 SH       SOLE                   217133
Kraft Foods Inc.               COM              50075N104     2044    55256 SH       SOLE                    55256
Kimberly-Clark Corp.           COM              494368103    15233   205855 SH       SOLE                   205855
Coca Cola Co.                  COM              191216100     3280    46860 SH       SOLE                    46860
Kroger Co.                     COM              501044101     6641   276718 SH       SOLE                   276718
Lexmark International Inc.     COM              529771107     4068   123278 SH       SOLE                   123278
Medtronic Inc.                 COM              585055106    17428   458619 SH       SOLE                   458619
3M Co.                         COM              88579Y101     8591   104769 SH       SOLE                   104769
Merck & Co. Inc.               COM              58933Y105    12451   327655 SH       SOLE                   327655
Microsoft Corp.                COM              594918104    21997   846023 SH       SOLE                   846023
Newell Rubbermaid Inc.         COM              651229106     6251   390679 SH       SOLE                   390679
NYSE Euronext                  COM              629491101     5207   200270 SH       SOLE                   200270
Pepsico Inc.                   COM              713448108     7832   118674 SH       SOLE                   118674
Procter & Gamble Co.           COM              742718109      708    10563 SH       SOLE                    10563
PNC Financial Services Group I COM              693475105    11153   192285 SH       SOLE                   192285
Portland General Electric Co.  COM              736508847     9543   381718 SH       SOLE                   381718
PPL Corp.                      COM              69351T106    14418   497183 SH       SOLE                   497183
Reinsurance Group of America   COM              759351604     5522   106185 SH       SOLE                   106185
RadioShack Corp.               COM              750438103     4046   404587 SH       SOLE                   404587
State Street Corp.             COM              857477103     6951   173777 SH       SOLE                   173777
AT&T Inc.                      COM              00206R102    17756   591855 SH       SOLE                   591855
Molson Coors Brewing Co. - B   COM              60871R209    10274   233490 SH       SOLE                   233490
Wellpoint Inc.                 COM              94973V107     9984   151272 SH       SOLE                   151272
Waste Management Inc.          COM              94106L109     7376   223517 SH       SOLE                   223517
Wal-Mart Stores Inc.           COM              931142103     1197    19950 SH       SOLE                    19950
Exxon Mobil Corp.              COM              30231G102     1110    13053 SH       SOLE                    13053
